LONG-TERM DEBT - Aggregate (Details) - USD ($) $ in Thousands	Apr. 04, 2021	Jan. 03, 2021	Dec. 29, 2019
Debt Instrument [Line Items]
Capital lease	$ 8,448	$ 8,967	$ 6,055
Note payable ? IO notes
Debt Instrument [Line Items]
Long-term Debt	23,567	23,106	33,700
Other
Debt Instrument [Line Items]
Long-term Debt	1,545	1,509	29
Total notes payable
Debt Instrument [Line Items]
Total notes payable	33,560	33,582	39,784
Less: current portion	(8,142)	(9,018)	(7,984)
Long term portion of notes payable	$ 25,418	$ 24,564	$ 31,800